Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity File Number	333-249081
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	2833
Entity Tax Identification Number	98-1461045
Entity Address, Address Line One	666 Burrard Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2XB
City Area Code	781
Local Phone Number	451-0351
Title of 12(g) Security	Not applicable
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	614,369,729
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	6642
Auditor Name	ANTARES PROFESSIONAL CORPORATION
Auditor Location	Calgary, Alberta
Entity Central Index Key	0001756770
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Curaleaf, Inc
Entity Address, Address Line One	301 Edgewater Place
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Wakefield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01880
City Area Code	781
Local Phone Number	451-0351